UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	12/31/2012

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 0.8%
3,462	Exelis, Inc.	$ 39,017
2,987	Moog, Inc. (Class A Stock)*	122,557
330,880	Teledyne Technologies, Inc.*	21,530,361
261	TransDigm Group, Inc.	35,590

		21,727,525

Air Freight & Logistics
4,350	Hub Group, Inc. (Class A Stock)*	146,160

Biotechnology — 1.0%
1,207,966	Amarin Corp. PLC (Ireland), ADR*(a)	9,772,445
4,043	BioMarin Pharmaceutical, Inc.*	199,118
510,215	Cepheid, Inc.*(a)	17,250,369

		27,221,932

Capital Markets — 2.5%
909,637	Eaton Vance Corp.	28,971,939
453,406	Evercore Partners, Inc. (Class A Stock)	13,688,327
738,821	Waddell & Reed Financial, Inc. (Class A Stock)	25,725,747

		68,386,013

Chemicals — 1.6%
464,920	Albemarle Corp.	28,880,830
604,883	Intrepid Potash, Inc.	12,877,959
5,775	Omnova Solutions, Inc.*	40,483

		41,799,272

Commercial Banks — 6.4%
416,622	Bank of the Ozarks, Inc.	13,944,338
515,237	BOK Financial Corp.	28,059,807
721,149	Capital Bank Financial Corp. (Class A Stock)*	12,310,014
747,815	First Republic Bank	24,513,376
735,911	FirstMerit Corp.	10,442,577
828,722	Prosperity Bancshares, Inc.	34,806,324
303,458	Signature Bank*	21,648,694
701,819	Wintrust Financial Corp.(a)	25,756,757

		171,481,887

Commercial Services & Supplies — 1.7%
3,683	Clean Harbors, Inc.*(a)	202,602
1,211,281	Mobile Mini, Inc.*(a)	25,230,983
638,093	Waste Connections, Inc. (a)	21,561,163

		46,994,748

Communications Equipment — 1.8%
247,579	ADTRAN, Inc.(a)	4,837,694
995,324	Finisar Corp.*(a)	16,223,781
661,414	NETGEAR, Inc.*(a)	26,072,940

		47,134,415

Construction & Engineering — 1.1%
3,223,338	Great Lakes Dredge & Dock Corp.	28,784,408

Diversified Telecommunication Services — 3.0%
868,408	Cogent Communications Group, Inc.	19,660,757
4,124,640	Frontier Communications Corp.(a)	17,653,459
661,720	Lumos Networks Corp.	6,630,435
1,486,737	tw telecom, inc.*(a)	37,867,191

		81,811,842

Electric Utilities — 1.0%
357,740	ITC Holdings Corp.	27,513,783

Electrical Equipment — 1.0%
588,697	Polypore International, Inc.*(a)	27,374,411

Electronic Equipment & Instruments — 0.8%
1,878	Anixter International, Inc.	120,155
919,828	FLIR Systems, Inc.	20,521,363

		20,641,518

Energy Equipment & Services — 2.5%
129,630	Core Laboratories NV(a)	14,169,855
423,543	Dresser-Rand Group, Inc.*	23,777,704
305,994	Dril-Quip, Inc.*(a)	22,352,862
319,847	Forum Energy Technologies, Inc.*(a)	7,916,213

		68,216,634

Food & Staples Retailing — 2.1%
2,844	Fresh Market, Inc. (The)*(a)	136,768
821,280	Harris Teeter Supermarkets, Inc.	31,668,557
446,289	United Natural Foods, Inc.*	23,916,627

		55,721,952

Food Products — 2.0%
1,360,694	Adecoagro SA*	11,538,685
319,884	Darling International, Inc.*	5,130,939
786,037	Dean Foods Co.*	12,977,471
222,266	Hain Celestial Group, Inc. (The)*	12,051,263
2,303,119	SunOpta, Inc.*	12,966,560

		54,664,918

Healthcare Equipment & Supplies — 1.0%
7,786	Hologic, Inc.*	155,953
1,220,963	Insulet Corp.*(a)	25,908,835

		26,064,788

Healthcare Providers & Services — 7.8%
2,623	Acadia Healthcare Co., Inc.*	61,194
1,453,212	Air Methods Corp.	53,608,991
1,179,275	Bio-Reference Labs, Inc.*(a)	33,833,400
3,293	Catamaran Corp.*	155,133
800,560	Centene Corp.*	32,822,960
4,000	LifePoint Hospitals, Inc.*	151,000
270,617	MWI Veterinary Supply, Inc.*(a)	29,767,870
644,192	Team Health Holdings, Inc.*	18,533,404
841,247	Universal Health Services, Inc. (Class B Stock)	40,674,292
7,347	Vanguard Health Systems, Inc.*	90,001

		209,698,245

Hotels, Restaurants & Leisure — 3.1%
517,711	Bloomin’ Brands, Inc.*	8,097,000
1,136,039	Cheesecake Factory, Inc. (The)	37,171,196
270,387	Ignite Restaurant Group, Inc.*	3,515,031
1,002	Panera Bread Co. (Class A Stock)*	159,148
12,243	Pinnacle Entertainment, Inc.*	193,807
10,695	Texas Roadhouse, Inc.	179,676
621,585	Vail Resorts, Inc.	33,621,532

		82,937,390

Insurance — 4.1%
1,060,018	Protective Life Corp.	30,295,314
413,491	StanCorp Financial Group, Inc.	15,162,715
1,452,014	Symetra Financial Corp.	18,847,142
4,697	Validus Holdings Ltd.	162,422
89,334	White Mountains Insurance Group Ltd.	46,007,010
4,431	WR Berkley Corp.	167,226

		110,641,829

Internet & Catalog Retail — 0.3%
1,297,196	Vitacost.com, Inc.*(a)	8,794,989

Internet Software & Services — 0.9%
864,142	ExactTarget, Inc.*(a)	17,282,840
647,471	Millennial Media, Inc.*(a)	8,112,812

		25,395,652

IT Services — 4.3%
282	Alliance Data Systems Corp.*(a)	40,822
433,938	Gartner, Inc.*	19,969,827
518,818	Global Payments, Inc.	23,502,456

771,149	InterXion Holding NV*	18,322,500
1,340,239	ServiceSource International, Inc.*(a)	7,840,398
559,970	Vantiv, Inc. (Class A Stock)*	11,434,587
455,222	Wex, Inc.*	34,310,082

		115,420,672

Life Sciences, Tools & Services — 1.2%
1,253,052	Bruker Corp.*	19,134,104
926,609	Fluidigm Corp.*	13,259,775

		32,393,879

Machinery — 5.6%
279,682	AGCO Corp.*	13,737,980
484,605	CIRCOR International, Inc.	19,185,512
339,719	Crane Co.	15,722,195
188,886	Gardner Denver, Inc.	12,938,691
768,767	IDEX Corp.	35,770,728
568,826	RBC Bearings, Inc.*	28,481,118
190,790	Rexnord Corp.*(a)	4,063,827
519,129	Woodward, Inc.	19,794,389

		149,694,440

Marine — 0.6%
265,657	Kirby Corp.*(a)	16,441,512

Media — 1.0%
1,011,371	Cinemark Holdings, Inc.	26,275,419

Metals & Mining — 2.9%
3,649	A.M. Castle & Co.*(a)	53,896
246,717	Compass Minerals International, Inc.	18,432,227
2,076,967	Hecla Mining Co.(a)	12,108,717
3,491,007	McEwen Mining, Inc.*	13,370,557
536,221	Reliance Steel & Aluminum Co.	33,299,324

		77,264,721

Oil, Gas & Consumable Fuels — 4.6%
563,362	Bonanza Creek Energy, Inc.*	15,655,830
632,370	Carrizo Oil & Gas, Inc.*(a)	13,229,180
2,214	Cheniere Energy, Inc.*	41,579
879	HollyFrontier Corp.	40,918
1,510,931	Kodiak Oil & Gas Corp.*(a)	13,371,739
1,606	Laredo Petroleum Holdings, Inc.*(a)	29,165
1,006,751	Rosetta Resources, Inc.*	45,666,225
421,039	Targa Resources Corp.	22,247,701
310,249	Whiting Petroleum Corp.*	13,455,499

		123,737,836

Personal Products
2,703	Herbalife Ltd.(a)	89,037

Pharmaceuticals — 0.7%
561,985	MAP Pharmaceuticals, Inc.*	8,828,784
621,198	Pacira Pharmaceuticals, Inc.*(a)	10,852,329
2,495	Sagent Pharmaceuticals, Inc.*	40,145

		19,721,258

Professional Services — 2.2%
559,453	Corporate Executive Board Co. (The)	26,551,640
582,441	FTI Consulting, Inc.*	19,220,553
2,800	Huron Consulting Group, Inc.*	94,332
820,341	Korn/Ferry International*	13,010,608

		58,877,133

Real Estate Investment Trusts — 7.1%
1,063,467	Capstead Mortgage Corp.	12,197,967
6,166,630	Chimera Investment Corp.	16,094,904
625,264	Colony Financial, Inc.	12,192,648
1,221,433	CreXus Investment Corp.	14,962,554
1,285,094	DCT Industrial Trust, Inc.	8,340,260
6,930	Douglas Emmett, Inc.	161,469
5,211	First Potomac Realty Trust	64,408
3,917,016	Hersha Hospitality Trust	19,585,080
4,007,343	MFA Financial, Inc.	32,499,552
675,290	Pebblebrook Hotel Trust	15,599,199
197,705	PS Business Parks, Inc.	12,846,871
1,004,142	Starwood Property Trust, Inc.	23,055,100
2,443,670	Summit Hotel Properties, Inc.	23,214,865

		190,814,877

Road & Rail — 0.7%
2,395	Genesee & Wyoming, Inc. (Class A Stock)*(a)	182,211
1,424,612	Heartland Express, Inc.	18,619,679

		18,801,890

Semiconductors & Semiconductor Equipment — 4.2%
1,061,809	ATMI, Inc.*	22,170,572
1,054,296	Cavium, Inc.*(a)	32,904,578
428,976	Hittite Microwave Corp.*	26,639,410
27,795	Lattice Semiconductor Corp.*	110,902
911,539	Power Integrations, Inc.	30,636,826

		112,462,288

Software — 2.3%
13,005	Cadence Design Systems, Inc.*	175,697

431,652	CommVault Systems, Inc.*	30,090,461
987,601	QLIK Technologies, Inc.*	21,450,694
171,089	SolarWinds, Inc.*	8,973,618

		60,690,470

Specialty Retail — 6.1%
1,348,268	American Eagle Outfitters, Inc.	27,652,977
505,194	Asbury Automotive Group, Inc.*	16,181,364
877,969	Ascena Retail Group, Inc.*	16,233,647
729,005	Chico’s FAS, Inc.	13,457,432
3,095	Dick’s Sporting Goods, Inc.	140,791
198,074	DSW, Inc. (Class A Stock)	13,011,481
1,606,496	Express, Inc.*	24,242,025
857,968	Mattress Firm Holding Corp.*(a)	21,045,955
1,652,000	Pier 1 Imports, Inc.	33,040,000
1,746	Ulta Salon, Cosmetics & Fragrance, Inc.	171,562
4,403	Urban Outfitters, Inc.*	173,302

		165,350,536

Textiles, Apparel & Luxury Goods — 2.3%
232,569	PVH Corp.	25,817,485
747,395	Vera Bradley, Inc.*(a)	18,759,614
253,914	Warnaco Group, Inc. (The)*	18,172,625

		62,749,724

Thrifts & Mortgage Finance — 0.4%
8,000	Brookline Bancorp, Inc.	68,000
233,409	WSFS Financial Corp.	9,861,530

		9,929,530

Water Utilities — 0.5%
549,210	Aqua America, Inc.	13,960,918

Wireless Telecommunication Services — 2.9%
2,389,741	NII Holdings, Inc.*	17,038,853
853,145	NTELOS Holdings Corp.	11,184,731
703,021	SBA Communications Corp. (Class A Stock)*(a)	49,928,552

		78,152,136

	TOTAL LONG-TERM INVESTMENTS (cost $2,065,735,240)	2,585,982,587

SHORT-TERM INVESTMENT — 16.9%
Affiliated Money Market Mutual Fund
455,595,600	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $455,595,600; includes $342,973,446 of cash collateral received for securities on loan)(b)(c)	455,595,600

	TOTAL INVESTMENTS — 113.0% (cost $2,521,330,840)(d)	3,041,578,187
	LIABILITIES IN EXCESS OF OTHER ASSETS — (13.0%)	(350,346,299)

	NET ASSETS — 100.0%	$2,691,231,888

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $338,291,785; cash collateral of $342,973,446 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,546,378,544	$580,570,058	$(85,370,415)	$495,199,643

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, Lehman Brothers securities adjustment and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,585,982,587	$—	$—
Affiliated Money Market Mutual Fund	455,595,600	—	—

Total	$3,041,578,187	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2013

*	Print the name and title of each signing officer under his or her signature.